Cost of revenue (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cost of Revenue

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Bandwidth costs	32,491	75,064	145,037
Revenue sharing fees	—	6,750	109,273
Salary and welfare	23,510	33,388	50,009
Business tax and surcharges	7,186	16,462	30,026
Depreciation and amortization	4,298	11,951	25,762
Payment handling costs	6,769	9,306	22,828
Shared-based compensation	31,709	15,449	8,407
Other costs	4,099	14,329	24,791

Total	110,062	182,699	416,133